Share-based compensation - SOP III Awards Reconciliation (Details) - SOP III - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Outstanding awards reconciliation
Exercised during the period (in shares)		0	0
RSUs
Outstanding awards reconciliation
Outstanding as of beginning of the period	661,258
Granted during the period (in shares)	32,426
Exercised during the period (in shares)	(145,144)
Cancelled during the period (in shares)	(4,445)
Forfeited during the period (in shares)	(19,793)	(6,445)
Outstanding as of end of the period	524,302	661,258
SARs
Outstanding awards reconciliation
Outstanding as of beginning of the period	433,586
Exercised during the period (in shares)	(57,829)
Forfeited during the period (in shares)	(61,540)
Outstanding as of end of the period	314,217	433,586
PSAs
Outstanding awards reconciliation
Outstanding as of beginning of the period	1,284,314
Exercised during the period (in shares)	(236,168)
Forfeited during the period (in shares)	(9,737)
Outstanding as of end of the period	1,038,409	1,284,314